Financial instruments - financial and other risks (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Fair Values and Carrying Values of Financial Assets
The fair values and carrying values of our financial instruments at December 31, 2018 and 2017, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2018		As of December 31, 2017
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$593,652	$593,652	$186,462	$186,462
Restricted cash (2)	12,285	12,285	11,387	11,387
Accounts receivable (3)	69,718	69,718	65,458	65,458
Investment in ballast water treatment supplier (4)	1,751	1,751	—	—
Working capital contributions to Scorpio Pools (5)	42,973	42,973	41,401	41,401
Seller's credit on sale leaseback vessels (6)	9,087	9,087	8,581	8,581

Financial liabilities
Accounts payable (7)	$11,865	$11,865	$13,044	$13,044
Accrued expenses (7)	22,972	22,972	32,838	32,838
Secured bank loans (8)	1,066,452	1,066,452	1,615,248	1,615,248
Finance lease liability (9)	1,420,381	1,420,381	717,139	717,139
Unsecured Senior Notes Due 2020 (10)	52,584	53,750	53,449	53,750
Unsecured Senior Notes Due 2019 (10)	58,029	57,500	58,466	57,500
Convertible Notes due 2019 (11)	140,267	145,000	316,184	348,500
Convertible Notes due 2022 (11)	163,842	203,500	—	—

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
We consider the value of our minority interest in our ballast water treatment system supplier (as described in Note 9) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.

(5) Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6) The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto, which is described in Note 13.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.

(7)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(8)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $12.6 million and $29.9 million of unamortized deferred financing fees as of December 31, 2018 and 2017, respectively.

(9)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. These amounts are shown net of $9.5 million and $1.2 million of unamortized deferred financing fees as of December 31, 2018 and 2017, respectively.

(10) The carrying value of our Unsecured Senior Notes Due 2020 and 2019 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. These notes are shown net of $0.5 million and $0.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2018. These notes are shown net of $0.8 million and $1.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2017. Our Senior Notes Due 2020 and 2019 are quoted on the New York Stock Exchange under the symbols 'SBNA' and 'SBBC', respectively. We consider their fair values to be Level 1 measurements due to their quotation on an active exchange.
(11) The carrying value of our Convertible Notes due 2019 and Convertible Notes 2022 shown in the table above are their face value. The liability component of the Convertible Notes due 2019 has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2018 and 2017, net of $0.4 million and $2.8 million, respectively, of unamortized deferred financing fees. The equity component of the Convertible Notes due 2019 has been recorded within Additional paid-in capital on the consolidated balance sheet, net of $1.9 million, of unamortized deferred financing fees. These instruments are traded in inactive markets and are valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.

Fair Values and Carrying Values of Financial Liabilities
The fair values and carrying values of our financial instruments at December 31, 2018 and 2017, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2018		As of December 31, 2017
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$593,652	$593,652	$186,462	$186,462
Restricted cash (2)	12,285	12,285	11,387	11,387
Accounts receivable (3)	69,718	69,718	65,458	65,458
Investment in ballast water treatment supplier (4)	1,751	1,751	—	—
Working capital contributions to Scorpio Pools (5)	42,973	42,973	41,401	41,401
Seller's credit on sale leaseback vessels (6)	9,087	9,087	8,581	8,581

Financial liabilities
Accounts payable (7)	$11,865	$11,865	$13,044	$13,044
Accrued expenses (7)	22,972	22,972	32,838	32,838
Secured bank loans (8)	1,066,452	1,066,452	1,615,248	1,615,248
Finance lease liability (9)	1,420,381	1,420,381	717,139	717,139
Unsecured Senior Notes Due 2020 (10)	52,584	53,750	53,449	53,750
Unsecured Senior Notes Due 2019 (10)	58,029	57,500	58,466	57,500
Convertible Notes due 2019 (11)	140,267	145,000	316,184	348,500
Convertible Notes due 2022 (11)	163,842	203,500	—	—

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
We consider the value of our minority interest in our ballast water treatment system supplier (as described in Note 9) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.

(5) Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6) The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto, which is described in Note 13.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.

(7)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(8)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $12.6 million and $29.9 million of unamortized deferred financing fees as of December 31, 2018 and 2017, respectively.

(9)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. These amounts are shown net of $9.5 million and $1.2 million of unamortized deferred financing fees as of December 31, 2018 and 2017, respectively.

(10) The carrying value of our Unsecured Senior Notes Due 2020 and 2019 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. These notes are shown net of $0.5 million and $0.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2018. These notes are shown net of $0.8 million and $1.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2017. Our Senior Notes Due 2020 and 2019 are quoted on the New York Stock Exchange under the symbols 'SBNA' and 'SBBC', respectively. We consider their fair values to be Level 1 measurements due to their quotation on an active exchange.
(11) The carrying value of our Convertible Notes due 2019 and Convertible Notes 2022 shown in the table above are their face value. The liability component of the Convertible Notes due 2019 has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2018 and 2017, net of $0.4 million and $2.8 million, respectively, of unamortized deferred financing fees. The equity component of the Convertible Notes due 2019 has been recorded within Additional paid-in capital on the consolidated balance sheet, net of $1.9 million, of unamortized deferred financing fees. These instruments are traded in inactive markets and are valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.

Schedule of Contractual Maturity of Secured and Unsecured Credit Facilities
The following table details our remaining contractual maturity for our secured and unsecured credit facilities and lease financing arrangements. The amounts represent the future undiscounted cash flows of the financial liability based on the earliest date on which we can be required to pay. The table includes both interest and principal cash flows.
As the interest cash flows are not fixed, the interest amount included has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.

	As of December 31,
In thousands of U.S. dollars	2018	2017
Less than 1 month	$18,994	$24,868
1-3 months	140,710	65,294
3 months to 1 year	419,070	219,144
1-3 years	1,049,739	1,215,144
3-5 years	1,095,717	1,222,889
5+ years	910,050	684,330
Total	$3,634,280	$3,431,669